SUBSEQUENT EVENTS (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
SUBSEQUENT EVENTS

18.  SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through November 15, 2011.

On October 28, 2011, the company entered into a new operating lease agreement which amended the existing lease for office space.  The amended lease has an initial term of 36 months commencing on November 1, 2011 and includes minimum lease payments of  approximately $249,100.  The lease includes an option to extend the lease for an additional three year period at a lease rate which approximates fair market value.

On October 3, 2011, the Company entered into a revolving line of credit in the amount of $2,000,000.  Terms of the agreement include interest that accrues at the greater of a) 2.5% or b) Prime less 0.5% and a maturity date of September 1, 2012.  The line is collateralized by a $2,000,000 certificate of deposit.  As of November 15, 2011, the Company had not drawn on the line.

On October 1, 2011, the Company acquired all assets of Waxess Japan in a stock acquisition for $120,000.  The transaction is being recognized as a business combination in accordance with ASC 805, “Business Combinations”.   During the same month  Waxess Japan changed its name to AirTouch Japan.